Financial Instruments (Effect Of Company's Derivative Instruments On Consolidated Statement Of Operations) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)		$ (34)	$ (28)
Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(47)	(1)
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	1	(32)	(41)
Interest Rate Swap Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	(4)	(13)	(58)
Interest Rate Swap Contracts [Member] | Interest Expense, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)		(39)	(38)
Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(38)
Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	7	(22)	16
Commodity Contracts [Member] | Other Income (Expense), Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)		(1)
Commodity Contracts [Member] | Cost Of Products Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)		5	9
Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(10)
Foreign Currency Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	(2)	3	1
Foreign Currency Contracts [Member] | Other Income (Expense), Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Commodity contracts	(10)		1
Foreign Currency Contracts [Member] | Cost Of Products Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)			1
Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	$ 1